Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Without Sales Load [Member] | C000202340
Average Annual Return [Line Items]
Average Annual Return, Percent	3.04%	10.43%	4.40%	4.26%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.28%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		3.47%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			0.11%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				1.63%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.58%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		10.43%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			3.90%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.30%